RBC International Equity Fund Investment Strategy - RBC International Equity Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States.For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.The Fund determines where a company is located, and thus, whether a company is considered to be located outside the United States by considering the classifications assigned to it by third parties, including an issuer’s “country of issue” as determined by Bloomberg, or whether: (i) it is organized under the laws of or maintains its principal office in a country located outside the United States; (ii) its securities are principally traded on trading markets in countries located outside the United States; (iii) it derives at least 50% of its total revenue or profits from goods produced, services performed or sales made in countries located outside the United States; or (iv) it has at least 50% of its assets in countries located outside the United States. For companies that are organized under the laws of or maintain their principal office in the United States, the Fund will only consider (iii) and (iv) above.The Fund will primarily invest in large capitalization companies. The equity securities in which the Fund may invest include common stock, preferred stock, convertible securities, ADRs, EDRs, GDRs, participation notes, warrants, rights and initial public offerings. The Fund will be invested in issuers located in at least three countries. The Fund also will be diversified by sector and country within certain ranges of the MSCI EAFE Total Return Net Index as determined by the Sub-Adviser. The Fund may also invest up to 35% of its assets in companies that are not included in the MSCI EAFE Total Return Net Index. The Fund will normally invest in a portfolio of equity securities denominated in both the U.S. dollar, currencies of other developed countries and currencies of the local emerging market countries. The investment process of the Fund is primarily based on fundamental research, although the Sub-Adviser will also consider quantitative and technical factors. The Sub-Adviser will also assess the economic outlook for each region, including expected growth, market valuations and economic trends. Stock selection decisions are ultimately based on an understanding of the company and its business and its outlook. The Sub-Adviser may sell securities for a number of reasons such as a change in the business model, a more attractive opportunity arises, portfolio construction benefits and less perceived potential upside. The Sub-Adviser incorporates material ESG factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Sub-Adviser.